General Information (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ (208,103)	$ (188,646)
Cash, cash equivalents, short-term bank deposits and restricted bank deposits	$ 37,778	$ 51,709